Credit Suisse Asset Management Strategic Global Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017
---------------------------------------------
OFFICERS AND DIRECTORS

James P. McCaughan              Leland Crabbe
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
William W. Priest, Jr.          Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
Prof. Enrique R. Arzac          Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER,
Lawrence J. Fox                 VICE PRESIDENT AND SECRETARY
DIRECTOR                        Maxine C. Evertz
James S. Pasman, Jr.            ASSISTANT SECRETARY
DIRECTOR                        Robert M. Rizza
Richard J. Lindquist            VICE PRESIDENT AND TREASURER
PRESIDENT AND CHIEF INVESTMENT
OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, Rhode Island 02940-3010
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                         Credit Suisse Asset Management
                       Strategic Global Income Fund, Inc.

---------------------------------------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 2001

CREDIT SUISSE ASSET MANAGEMENT STRATEGIC GLOBAL INCOME FUND, INC.
FIRST QUARTER REPORT - 3/31/01

----------
Dear Shareholders:                                                  May 14, 2001

We are writing to report on the Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended March 31, 2001 and to discuss our investment strategy.

    On March 31, 2001, the Fund's net asset value ("NAV") was $7.13, compared to an NAV of $7.12 at December 31, 2000. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.2175 per share) for the period was 3.0%.

    Following the Board's decision announced in February to rebalance the Fund's portfolio in connection with the proposed reorganization of the Fund into Credit Suisse Asset Management Income Fund, Inc. ("CIK"), we sold approximately
$10 million from the Fund's holdings of emerging market debt securities and purchased an equivalent amount of U.S. high yield fixed-income securities in March 2001. As a result, at March 31, 2001, $61.2 million was invested in high yield debt securities; $18.8 million in emerging market debt securities;
$3.6 million in investment-grade debt securities; $2.7 million in equity securities; and the balance of $1.2 million in cash equivalents. Of the debt securities, the largest concentration (77.8%) was invested in issues rated B through BB.

THE MARKET: A REVIVAL DISSIPATES

    Returns during the first quarter were positive both for domestic high yield and emerging market debt ("EMD"). Each sector performed best in January, only to see results slip thereafter.

    As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), the broad high yield market rose 6.1%. Aggregate emerging debt markets (I.E., in the form of J.P. Morgan's Emerging Markets Bond Index Plus) gained 2.0%.

    The spark for January's surge occurred on the 3rd, when the Federal Reserve cut short-term U.S. interest rates by a half-point. Although it was widely anticipated that the Fed would cut rates fairly early in 2001, few observers thought it would act so swiftly and decisively. Financial assets of all kinds rallied for most of the month, with categories like high yield, stocks (whose own directional movement frequently affects that of high yield) and EMD faring particularly well. The Fed cut another half-point at its regularly scheduled meeting on the month's last day.

    Enthusiasm for high yield in this period took several forms. Broker-dealers who provide much of the market's trading liquidity bought actively in order to cover their short positions, for example. New issuance, which had practically ground to a complete halt in the preceding quarter, exploded to meet booming demand. Prices of battered bonds in the telecommunications and media industries sharply rebounded. Individual investors responded to all of these developments by pouring new cash into high yield mutual funds.

    Sentiment--and pricing--worsened in February and March, though. With macroeconomic data becoming increasingly unfavorable and the Fed's next monetary-policy meeting not scheduled until March 20th, anxiety rose about whether the Fed would continue to ease as proactively as it had in January. By mid-March, a growing number of observers were predicting that the Fed would cut rates by three-quarters of a percentage point or even an entire point, up from a previous consensus estimate of a half-point. When the Fed eased by a half-point on the 20th, therefore, investors were disappointed and expressed themselves by selling heavily. Appetite for risky assets shrank.

    Within the EMD universe, the biggest news in the quarter came from Turkey and Argentina. In Turkey, friction between the prime minister and president caused prices of stocks and bonds to plummet, overnight interest rates to soar and the government to abandon its official currency linkage to the U.S. dollar and the euro.

    Argentina suffered from a combustible mix of macroeconomic, financial and political deterioration that appeared to subside following the naming of Domingo Cavallo as the nation's new economy minister in March. Cavallo, who had served in the same post for several years in the 1990s and was highly regarded among investors and global economists, moved quickly to devise a rescue plan and build political consensus for its passage by Argentina's Congress.

PERFORMANCE: HURT BY HIGH YIELD AND EMERGING MARKETS

    The Fund underperformed broad indices both for high yield and emerging market debt in the quarter:

    - We attribute some of the relative underperformance in high yield to an extraordinary decline in the price of one company's securities. The company, DIVA Systems, develops and markets "video on demand" applications for cable television networks. The collective price of the DIVA securities held by the Fund plunged in January, when a major broker/dealer reduced its valuation of the company's total worth.

     Sector allocations compared to the broad high yield market both helped and hurt performance. We overweighted cable/media and energy, for instance, both of which outperformed. On the other hand, we also overweighted gaming, which underperformed, and underweighted financial companies, which outperformed. And the sum of the various returns of the subcategories within our single biggest sector exposure, telecommunications, was market-neutral.

    - As for EMD, performance was modestly hurt by our allocations to countries in Latin America. Specifically: we overweighted Argentina, which was one of the few emerging debt markets to lose ground in the quarter; and underweighted smaller markets that fared much better than broad EMD indices.

     Results were most favorable from our overweight position in Russia, whose bonds rose on the back of high oil prices; clearer and stronger political leadership; and slightly improved relations with international official lenders.

OUTLOOK: CAUTIOUS NOW, MORE OPTIMISTIC LATER

    HIGH YIELD. Our near-term outlook for high yield is one of caution. We expect both that volatility will stay high and activity in high yield will continue to be closely linked to the stock market.

    The view becomes more optimistic as we look further ahead in the year, though. In particular, we anticipate that the aggressive stance taken by the Fed with regard to cutting interest rates should start to bear fruit toward year-end. We would not be surprised, furthermore, to see the Fed make additional cuts as macroeconomic conditions dictate. Given the historical tendency of financial markets to trade in anticipation of the future, high yield could benefit accordingly.

    In line with our near-term caution, we currently intend to leave the Fund's high yield allocation unchanged until there is greater visibility about the prospects for the economy. That said, we are keeping average credit quality a bit higher than before; our main industry overweights (I.E., relative to broad market indices) are in cable/media, gaming and energy; and our exposure to the volatile telecommunications industry is at a market-neutral level.

    INTERNATIONAL. We are equally cautious about emerging debt in the near term. Overall directional movement, in our view, should be most dependent upon country-specific risks in Argentina (where we are constructive on the government's ability to negotiate its way out of a severe liquidity squeeze), Brazil (which is experiencing its own political difficulties) and Mexico (which has not yet approved needed fiscal reforms). Prospects look brighter in the medium term.

    In terms of EMD strategy, our largest country positions are in Brazil, Argentina, Russia and Bulgaria. On a regional level, we continue to overweight Eastern and Central Europe compared to market indices, we have raised Asia to a market-neutral weighting and we are maintaining a below-market stance in Latin America.

A MESSAGE TO SHAREHOLDERS

    Following shareholder approval on May 1, 2001, the Fund's assets and liabilities were transferred to CIK, effective May 14, 2001. Assets in the resulting combined fund totaled approximately $274 million. Based on the relative net asset values of the two funds, CIK will issue in exchange a maximum of 15,188,239.67 shares, and each shareholder of the Fund became entitled to receive 1.2681 CIK share for every Fund share, with cash paid in lieu of fractional shares. The Fund has removed its shares from listing on the New York Stock Exchange and is in the process of dissolving under Maryland law.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about the proposed reorganization, your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER *

/s/ James P. McCaughan
James P. McCaughan
CHAIRMAN OF THE BOARD **

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc.

    ** James P. McCaughan is a Managing Director and Chief Executive Officer of CSAM. He joined CSAM in 2000 from Oppenheimer Capital, where he was President and Chief Operating Officer. Previously, he was President and Chief Executive Officer of UBS Asset Management (New York); had global responsibility for institutional asset management for Union Bank of Switzerland; was President of UBS International Investment in London; was an equity portfolio manager at Phillips & Drew Fund Management in London; and was an actuary at Lane Clark & Peacock in London. Mr. McCaughan is Director and Chairman of other investment companies advised by CSAM.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 3/31/01)
------------------------------------------------------------

 1.  Federal Republic of Brazil Bearer Bonds
       11.00%, 8/17/40............................       5.8%
 2.  Ministry Finance of Russia Debentures 3.00%,
       5/14/06....................................       2.0%
 3.  Bocon PRO1 Notes 2.953%, 4/1/07..............       1.6%
 4.  Republic of Bulgaria Floating Rate Notes
       2.50%, 7/28/12.............................       1.4%
 5.  Telewest Communications plc Yankee Sr. Sub.
       Discount Debentures 0.00%, 10/1/07.........       1.3%
 6.  Nextel Communications, Inc. Sr. Discount
       Notes 0.00%, 2/15/08.......................       1.2%
 7.  Sprint Spectrum L.P./Sprint Spectrum Finance
       Corp. Sr. Notes 11.00%, 8/15/06............       1.2%
 8.  Republic of Philippines Notes 10.625%,
       3/16/25....................................       1.1%
 9.  Coinstar, Inc. Sr. Discount Notes 13.00%,
       10/1/06....................................       1.0%
10.  Premier International Foods plc Sr. Notes
       12.00%, 9/1/09.............................       1.0%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 3/31/01)
----------------------------------------------------------

AAA/Aaa......................................          0.9%
BBB/Baa......................................          3.2
BB/Ba........................................         13.4
B/B..........................................         61.0
CCC/Caa......................................          8.9
CC/Ca........................................          0.5
NR...........................................          7.7
                                               -----------
  Subtotal...................................         95.6
Equities & Other                                       4.4
                                               -----------
  Total......................................        100.0%
                                               ===========

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

MARCH 31, 2001

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
DOMESTIC SECURITIES (78.2%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (74.1%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.3%)
              Sequa Corp.
               Sr. Notes
               9.00%, 8/1/09                         Ba2   $        250   $    253,125
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.3%)
              Aetna Industries, Inc.
               Sr. Notes
               11.875%, 10/1/06                       B3            150         53,250
         (1)  Cambridge Industries, Inc.
               Series B, Gtd.
               Sr. Sub. Notes
               10.25%, 7/15/07                       N/R            250         63,125
              Collins & Aikman
               Products Corp.
               Sr. Sub. Notes
               11.50%, 4/15/06                        B2            250        206,250
              Delco Remy
               International, Inc.
               Gtd. Sr. Sub. Notes
               10.625%, 8/1/06                        B2            250        246,250
              Hayes Lemmerz
               International, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.25%, 12/15/08                        B2            250        172,500
              Motor Coach Industries
               International, Inc.
               Gtd.
               11.25%, 5/1/09                         B2            250         33,750
              Oxford Automotive, Inc.
               Gtd. Sr. Sub. Notes
               10.125%, 6/15/07                     Caa1            250        151,250
              PEP Boys-Manny
               Moe & Jack
               Notes
               7.00%, 6/1/05                         Ba3            250        184,855
                                                                          ------------
                    GROUP TOTAL                                              1,111,230
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (4.5%)
         (2)  Acme Television LLC/
               ACME Financial Corp.
               Gtd. Sr. Discount Notes
               0.00%, 9/30/04                         B3            500        468,125
   (1)(2)(8)  Australis Holdings Pty. Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 11/1/02                        N/R            650             65
      (1)(8)  Australis Media Ltd.
               Yankee Units
               15.75%, 5/15/03                       N/R            729          3,644
              Citadel Broadcasting Co.
               Gtd.
               9.25%, 11/15/08                        B3            250        268,750
              EchoStar DBS Corp.
               Sr. Notes
               9.375%, 2/1/09                         B1            250        251,875
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Pegasus Media &
               Communications, Inc.
               Series B, Notes
               12.50%, 7/1/05                         B3   $        250   $    255,000
              Salem Communications
               Corp.
               Series B, Gtd.
               9.50%, 10/1/07                         B3            250        251,250
              Sinclair Broadcast
               Group, Inc.:
               Sr. Sub. Notes
               10.00%, 9/30/05                        B2            300        288,750
               8.75%, 12/15/07                        B2            250        226,250
              Susquehanna Media Co.
               Sr. Sub. Notes
               8.50%, 5/15/09                         B1            150        152,625
              Time Warner
               Telecom, LLC
               Sr. Notes
               9.75%, 7/15/08                         B2            250        248,750
         (2)  United International
               Holdings, Inc.
               Series B,
               Sr. Discount Notes
               0.00%, 2/15/08                         B3            500        242,500
              Univision Network
               Holding L.P.
               Sub. Notes
               7.00%, 12/17/02                       N/R            573        813,766
              Young Broadcasting, Inc.
               Series B,
               Gtd. Sr. Sub.
               Notes
               8.75%, 6/15/07                         B2            450        416,250
                                                                          ------------
                    GROUP TOTAL                                              3,887,600
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (1.1%)
              General Binding Corp.
               Gtd. Sr. Sub. Notes
               9.375%, 6/1/08                       Caa1            250        206,250
              Iron Mountain, Inc.
               Gtd.
               8.75%, 9/30/09                         B2            250        254,375
              La Petite Academy, Inc.
               Gtd.
               10.00%, 5/15/08                        B3            250        171,250
              Maxxam Group
               Holdings, Inc.
               Series B, Sr. Notes
               12.00%, 8/1/03                       Caa1            200        168,000
              Pentacon, Inc.
               Series B, Gtd.
               12.25%, 4/1/09                         B3            200         81,000
              Werner Holdings Co., Inc.
               Series A, Gtd.
               10.00%, 11/15/07                       B2            100         97,000
                                                                          ------------
                    GROUP TOTAL                                                977,875
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (10.4%)
              Adelphia Communications
               Corp.
               Series B, Sr. Notes
               8.375%, 2/1/08                         B2            200        190,500

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Alliance Atlantis
               Communications Corp.
               Yankee Sr. Sub. Notes
               13.00%, 12/15/09                       B2   $        500   $    538,125
              CSC Holdings, Inc.
               Sr. Sub. Debentures
               9.875%, 2/15/13                       Ba3            250        268,125
              Cablevision S.A.:
               Bonds
               13.75%, 5/1/09                         B1            245        170,888
               Yankee Notes
               13.75%, 4/30/07                        B2            280        199,500
              Century Communications
               Corp.
               Sr. Notes
               8.75%, 10/1/07                         B2            250        241,250
              Charter Communications
               Holdings:
               Sr. Notes
               8.625%, 4/1/09                         B2            250        241,875
         (3)   10.25%, 1/15/10                        B2            300        313,500
         (2)   Sr. Discount Notes
               0.00%, 4/1/11                          B2            300        210,750
              Classic Cable, Inc.
               Series B, Gtd.
               9.375%, 8/1/09                       Caa1            250        150,000
              Coaxial Communications, Inc.
               Gtd. Sr. Notes
               10.00%, 8/15/06                        B3            750        748,125
         (2)  Comcast UK Cable
               Partners, Ltd.
               Yankee Sr. Debentures
               0.00%, 11/15/07                        B2            500        452,500
         (2)  DIVA Systems Corp.
               Series B,
               Sr. Discount Notes
               0.00%, 3/1/08                         N/R            810        206,550
         (2)  Diamond Cable
               Communications plc
               Yankee Discount Notes
               0.00%, 12/15/05                      Caa1            300        279,000
              James Cable Partners L.P.
               Series B, Sr. Notes
               10.75%, 8/15/04                       Caa            750        607,500
              Lenfest
               Communications, Inc.
               Sr. Sub. Notes
               10.50%, 6/15/06                      Baa3            350        412,577
              Mediacom LLC/
               Capital Corp.
               Sr. Notes
               7.875%, 2/15/11                        B2            250        224,375
         (2)  NTL Communications
               Corp.
               Series B, Sr. Notes
               0.00%, 10/1/08                         B2            750        438,750
              NTL, Inc.:
               Series B, Sr. Notes
               11.50%, 2/1/06                         B2            500        447,500
               10.00%, 2/15/07                        B2            250        221,250
              Northland Cable
               Television
               Gtd.
               10.25%, 11/15/07                       B3            250        176,250
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Olympus
               Communications, L.P./
               Olympus Capital Corp.
               Series B, Sr. Notes
               10.625%, 11/15/06                      B2   $        750   $    768,750
              Rogers Cablesystems, Ltd.
               Yankee Gtd.
               10.00%, 12/1/07                      Baa3            250        269,375
         (2)  Telewest
               Communications plc
               Yankee Sr. Sub.
               Discount Debentures
               0.00%, 10/1/07                         B1          1,100      1,083,500
                                                                          ------------
                    GROUP TOTAL                                              8,860,515
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.3%)
              Applied Extrusion
               Technologies, Inc.
               Series B, Sr. Notes
               11.50%, 4/1/02                         B2            250        208,750
         (3)  Huntsman Corp.
               Sr. Sub. Notes
               9.50%, 7/1/07                          B2            250        193,750
              Huntsman Polymers
               Corp.
               Sr. Notes
               11.75%, 12/1/04                        B1            250        208,750
              Lyondell Chemical Co.
               Series B, Secured Notes
               9.875%, 5/1/07                        Ba3            250        257,500
              NL Industries, Inc.
               Sr. Secured Notes
               11.75%, 10/15/03                       B1            119        121,380
              Philipp Brothers
               Chemicals, Inc.
               Gtd.
               9.875%, 6/1/08                         B3            150         98,250
                                                                          ------------
                    GROUP TOTAL                                              1,088,380
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.7%)
         (1)  American Architectural
               Products Corp.
               Gtd. Sr. Notes
               11.75%, 12/1/07                        Ca            250         66,250
              Brand Scaffold Services, Inc.
               Sr. Notes
               10.25%, 2/15/08                        B3            150        135,750
              Dayton Superior Corp.
               Gtd.
               13.00%, 6/15/09                        B3            250        258,750
              International Utility
               Structures, Inc.
               Yankee Sr. Sub. Notes
               10.75%, 2/1/08                       Caa1            150         98,250
                                                                          ------------
                    GROUP TOTAL                                                559,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.5%)
              Coinstar, Inc.
               Sr. Discount Notes
               13.00%, 10/1/06                       N/R            850        867,000

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (1)  Drypers Corp.
               Series B, Sr. Notes
               10.25%, 6/15/07                        Ca   $        150   $      9,000
              Holmes Products Corp.
               Gtd. Sr. Sub. Notes
               9.875%, 11/15/07                       B3            200         81,000
              Jordan Industries, Inc.
               Series B, Sr. Notes
               10.375%, 8/1/07                        B3            225        192,375
         (3)  Jostens, Inc.
               Sr. Sub. Notes
               12.75%, 5/1/10                         B3            250        261,875
         (2)  Knology Holdings, Inc.
               Sr. Discount Notes
               0.00%, 10/15/07                       N/R            250         60,000
              Playtex Products, Inc.
               Series B, Gtd. Sr. Notes
               8.875%, 7/15/04                        B1            200        199,000
              Scotts Co.
               Gtd.
               8.625%, 1/15/09                        B2            250        255,000
              United Rentals, Inc.
               Sr. Sub. Notes
               9.25, 1/15/09                          B1            250        226,250
                                                                          ------------
                    GROUP TOTAL                                              2,151,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (0.7%)
              Aavid Thermal
               Technologies, Inc.
               Gtd.
               12.75%, 2/1/07                         B2            150        111,375
              Condor Systems, Inc.
               Series B, Gtd.
               11.875%, 5/1/09                        B3            150        111,750
              Numatics, Inc.
               Series B, Gtd.
               9.625%, 4/1/08                         B3            200        139,000
              Unisys Corp.
               Sr. Notes
               11.75%, 10/15/04                      Ba1            100        105,750
              Viasystems, Inc.
               Sr. Sub. Notes
               9.75%, 6/1/07                          B3            250        143,750
                                                                          ------------
                    GROUP TOTAL                                                611,625
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (6.8%)
              AES Corp.
               Sr. Notes
               9.50%, 6/1/09                         Ba1            250        265,000
              Abraxas Petroleum Corp.
               Series A, Gtd.
               11.50%, 11/1/04                      Caa3            700        658,000
              Bellwether Exploration Co.
               Gtd. Sr. Sub. Notes
               10.875%, 4/1/07                        B3            750        738,750
              CMS Energy Corp.
               Series B, Sr. Notes
               6.75%, 1/15/04                        Ba3            150        146,425
         (3)  CMS Energy/Atlantic
               Methanol
               Secured Notes
               10.875%, 12/15/04                      B1            250        258,750
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Calpine Corp.
               Sr. Notes
               7.75%, 4/15/09                        Ba1   $        150   $    148,270
              Canadian Forest Oil, Ltd.
               Gtd. Sr. Sub. Notes
               8.75%, 9/15/07                         B2            250        256,250
              Cliffs Drilling Co.
               Series D, Gtd. Sr. Notes
               10.25%, 5/15/03                       Ba3            250        258,437
              Continental Resources, Inc.
               Gtd. Sr. Notes
               10.25%, 8/1/08                       Caa1            150        131,437
              Contour Energy Co.
               Gtd.
               14.00%, 4/15/03                        B3            318        335,490
              Energy Corp. of
               America
               Series A, Sr. Sub. Notes
               9.50%, 5/15/07                       Caa1            250        206,875
              Frontier Oil Corp.:
               Series A, Sr. Notes
               9.125%, 2/15/06                        B2            200        190,500
               11.75%, 11/15/09                       B2            250        261,875
              H.S. Resources, Inc.
               Gtd. Sr. Sub. Notes
               9.25%, 11/15/06                        B2            250        260,000
              Key Energy Services, Inc.
               Sr. Sub. Notes
               14.00%, 1/15/09                        B3            250        293,750
              Nuevo Energy Co.
               Series B, Sr. Sub. Notes
               9.50%, 6/1/08                          B1            150        148,500
              Ocean Energy, Inc.
               Series B, Gtd.
               8.375%, 7/1/08                        Ba3            150        158,438
              Parker Drilling Co.
               Series D, Gtd.
               9.75%, 11/15/06                        B1            250        258,750
              Southwest Royalties, Inc.
               Series B, Gtd. Sr. Notes
               10.50%, 10/15/04                      Caa            450        393,750
              Triton Energy, Ltd.
               Sr. Notes
               8.875%, 10/1/07                       Ba3            200        207,500
              Wiser Oil Co.
               Gtd. Sr. Sub. Notes
               9.50%, 5/15/07                       Caa3            250        213,750
                                                                          ------------
                    GROUP TOTAL                                              5,790,497
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.3%)
              Ackerley Group, Inc.
               Series B, Sr. Sub. Notes
               9.00%, 1/15/09                         B2            250        231,250
              American Skiing Co.
               Series B, Sr. Sub. Notes
               12.00%, 7/15/06                      Caa3            200        151,000
              Booth Creek Ski
               Holdings, Inc.
               Series B, Gtd.
               12.50%, 3/15/07                      Caa1            250        205,000
              Cinemark U.S.A., Inc.
               Series D, Sr. Sub. Notes
               9.625%, 8/1/08                        Caa            200        151,000

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Imax Corp.
               Yankee Sr. Notes
               7.875%, 12/1/05                        B2   $        100   $     59,500
              PTI Holdings, Inc.
               Sub. Notes
               7.00%, 12/17/02                       N/R            507        719,819
              Premier Parks, Inc.
               Sr. Notes
               9.75%, 6/15/07                         B3            150        154,875
         (1)  Regal Cinemas, Inc.:
               Sr. Sub. Notes
               9.50%, 6/1/08                          Ca             50          5,750
               8.875%, 12/15/10                       Ca            250         28,750
      (3)(4)  Yanknets LLC/Yanknets CP
               Sr. Notes
               12.75%, 3/1/07                         B1            250        256,250
                                                                          ------------
                    GROUP TOTAL                                              1,963,194
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.8%)
              Hanvit Bank
               Sub. Notes
               11.75%, 3/1/10                        Ba3            150        148,864
              Madison River Capital/
               Finance
               Sr. Notes
               13.25%, 3/1/10                       Caa1            250        181,250
              Sovereign Bancorp, Inc.
               Sr. Notes
               10.50%, 11/15/06                      Ba3            250        265,000
         (1)  Westfed Holdings
               Sr. Debentures
               15.50%, 9/15/99                       N/R            250         72,500
                                                                          ------------
                    GROUP TOTAL                                                667,614
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (2.3%)
              Archibald Candy Corp.
               Gtd. Sr. Secured Notes
               10.25%, 7/1/04                         B3            250        132,500
              Aurora Foods, Inc.
               Series B,
               Sr. Sub. Notes
               9.875%, 2/15/07                      Caa1            250        210,625
              B & G Foods, Inc.
               Gtd.
               9.625%, 8/1/07                         B3            200        143,500
              Carrols Corp.
               Gtd.
               9.50%, 12/1/08                         B3            150        131,250
              Fleming Companies, Inc.
               Sr. Sub. Notes
               10.50%, 12/1/04                        B3            200        204,000
              Premier International
               Foods, plc
               Sr. Notes
               12.00%, 9/1/09                         B3            900        855,000
              Stater Brothers
               Holdings, Inc.
               Sr. Notes
               10.75%, 8/15/06                        B2            250        233,750
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (1)  Vlasic Foods
               International, Inc.
               Series B, Sr. Sub. Notes
               10.25%, 7/1/09                          C   $        150   $     27,000
                                                                          ------------
                    GROUP TOTAL                                              1,937,625
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.9%)
         (3)  ICN Pharmaceutical
               Sr. Notes
               8.75%, 11/15/08                       Ba3            250        248,125
              Insight Health
               Services Corp.
               Gtd. Sr. Sub. Notes
               9.625%, 6/15/08                        B3            200        199,000
              Magellan Health
               Services, Inc.
               Sr. Sub. Notes
               9.00%, 2/15/08                       Caa1            200        187,500
      (3)(4)  Unilab Finance Corp.
               Sr. Sub. Notes
               12.75%, 10/1/09                        B3            150        167,625
                                                                          ------------
                    GROUP TOTAL                                                802,250
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (1.9%)
              AAF-McQuay, Inc.
               Sr. Notes
               8.875%, 2/15/03                       N/R            150        147,750
              Atlantis Plastics, Inc.
               Sr. Notes
               11.00%, 2/15/03                       N/R            250        203,750
              GSI Group, Inc.
               Gtd.
               10.25%, 11/1/07                        B2            150        107,250
              Haynes
               International, Inc.
               Sr. Notes
               11.625%, 9/1/04                      Caa1            250        152,500
              Holley
               Performance Products
               Series B, Gtd.
               12.25%, 9/15/07                        B3            250        168,750
              Jackson Products, Inc.
               Series B, Gtd.
               9.50%, 4/15/05                         B3            100         88,500
              Motors & Gears, Inc.
               Series D, Sr. Notes
               10.75%, 11/15/06                       B3            600        585,000
              Park-Ohio Industries, Inc.
               Sr. Sub. Notes
               9.25%, 12/1/07                         B2            200        152,000
                                                                          ------------
                    GROUP TOTAL                                              1,605,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
MEDICAL (0.3%)
              Triad Hospitals Holdings
               Series B, Gtd.
               11.00%, 5/15/09                        B3            200        221,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (1.2%)
              AK Steel Corp.
               Sr. Notes
               9.125%, 12/15/06                      Ba2            200        200,000

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Algoma Steel, Inc.
               Yankee First
               Mortgage Notes
               12.375%, 7/15/05                       B2   $        250   $     85,000
              GS Technologies
               Operating Co.
               Sr. Notes
               12.00%, 9/1/04                         Ca            150          1,500
              Metallurg, Inc.
               Series B, Gtd. Sr. Notes
               11.00%, 12/1/07                        B3            250        221,875
              National Steel Corp.
               Series D,
               First Mortgage Bonds
               9.875%, 3/1/09                         B2            250         93,750
              Sheffield Steel Corp.
               Series B,
               First Mortgage Bonds
               11.50%, 12/1/05                       Caa            250         92,500
              WCI Steel, Inc.
               Series B,
               Sr. Secured Notes
               10.00%, 12/1/04                        B2            250        211,250
              Weirton Steel Corp.
               Sr. Notes
               11.375%, 7/1/04                        B2            200         79,000
         (1)  Wheeling-Pittsburg Corp.
               Sr. Notes
               9.25%, 11/15/07                      Caa3            250         13,750
                                                                          ------------
                    GROUP TOTAL                                                998,625
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (3.1%)
              AEP Industries, Inc.
               Sr. Sub. Notes
               9.875%, 11/15/07                       B3            400        386,000
              Amtrol, Inc.
               Sr. Sub. Notes
               10.625%, 12/31/06                      B3            200        156,500
              BWAY Corp.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/07                        B2            150        137,250
      (3)(4)  Berry Plastics Corp.
               Series B, Gtd.
               11.00%, 7/15/07                        B3            150        128,250
              Container Corp. of
               America
               Gtd. Sr. Notes
               9.75%, 4/1/03                          B2            250        255,625
         (2)  Crown Packaging
               Enterprises, Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 8/1/06                          Ca            925             93
              Fonda Group, Inc.
               Sr. Sub. Notes
               9.50%, 3/1/07                          B3            250        196,250
              Four M Corp.
               Series B, Sr. Notes
               12.00%, 6/1/06                         B3            250        247,500
              Gaylord Container Corp.
               Series B, Sr. Notes
               9.75%, 6/15/07                       Caa1            250        170,000
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Huntsman Packaging
               Corp.
               Gtd.
               13.00%, 6/1/10                         B3   $        300   $    169,500
              Owens-Illinois, Inc.
               Sr. Notes
               8.10%, 5/15/07                         B1            250        196,250
              Radnor Holdings, Inc.
               Series B, Gtd. Sr. Notes
               10.00%, 12/1/03                        B2            400        342,000
         (3)  Stone Container
               Finance Co.
               Yankee Gtd. Sr. Notes
               11.50%, 8/15/06                        B2            250        261,250
                                                                          ------------
                    GROUP TOTAL                                              2,646,468
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.6%)
              Ainsworth Lumber
               Co., Ltd.
               Yankee
               Sr. Secured Notes
               12.50%, 7/15/07                        B2            250        213,750
              Color Spot Nurseries
               Sr. Sub. Notes
               10.50%, 12/15/07                      Caa            200         61,000
         (1)  Crown Paper Co.
               Sr. Sub. Notes
               11.00%, 9/1/05                         B3            250          6,250
              Doman Industries, Ltd.
               Yankee Gtd.
               12.00%, 7/1/04                         B3            150        154,125
              Riverwood
               International Corp.
               Gtd. Sr. Notes
               10.875%, 4/1/08                      Caa1            250        238,750
              SD Warren Co.
               Debentures
               14.00%, 12/15/06                      Ba3            603        653,767
                                                                          ------------
                    GROUP TOTAL                                              1,327,642
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (1.8%)
              American Lawyer
               Media, Inc.
               Series B, Gtd.
               9.75%, 12/15/07                        B2            150        137,625
      (3)(4)  American Media
               Operation
               Sr. Sub. Notes
               10.25%, 5/1/09                         B2            250        256,250
              Ampex Corp.
               Series B, Sr. Notes
               12.00%, 3/15/03                       N/R            250        150,000
              Earthwatch, Inc.
               Sr. Discount Notes
               13.00%, 7/15/07                       N/R            250        215,900
              Hollinger
               International Publishing
               Gtd.
               9.25%, 3/15/07                        Ba3            150        155,250
         (4)  Liberty Group Operating
               Gtd.
               9.375%, 2/1/08                       Caa1            100         83,250

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (2)  Liberty Group
               Publishing, Inc.
               Sr. Discount Debentures
               0.00%, 2/1/09                         Caa   $        300   $    145,500
         (5)  Mentus Media Corp.
               Units
               12.00%, 2/1/03                        N/R            464        185,600
         (1)  Premier Graphics, Inc.
               Gtd.
               11.50%, 12/1/05                      Caa3            500         17,500
              Tri-State Outdoor Media
               Group, Inc.
               Sr. Notes
               11.00%, 5/15/08                       N/R            300        235,500
                                                                          ------------
                    GROUP TOTAL                                              1,582,375
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.1%)
              Bluegreen Corp.
               Series B, Gtd.
               Sr. Secured Notes
               10.50%, 4/1/08                         B3            200         99,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (7.7%)
              AFC Enterprises
               Sr. Sub. Notes
               10.25%, 5/15/07                        B2            150        153,000
              American Restaurant
               Group, Inc.
               Series B,
               Gtd. Sr. Secured Notes
               11.50%, 2/15/03                        B3            325        300,625
      (3)(4)  Ameristar Casinos, Inc.
               Sr. Sub. Notes
               10.75%, 2/15/09                        B3            250        256,875
              Argosy Gaming Co.
               Gtd.
               10.75%, 6/1/09                         B2            100        108,000
              Autotote Corp.
               Series B, Gtd.
               12.50%, 8/15/10                        B3            200        173,000
              Aztar Corp.
               Sr. Sub. Notes
               8.875%, 5/15/07                        B2            250        251,250
              Boyd Gaming Corp.
               Sr. Sub. Notes
               9.50%, 7/15/07                         B1            250        236,250
              Coast Hotels &
               Casinos, Inc.
               Gtd.
               9.50%, 4/1/09                          B3            200        203,750
         (1)  Fitzgeralds Gaming Corp.
               Series B,
               Gtd. Sr. Notes
               12.25%, 12/15/04                     Caa3            200        106,750
              Friendly Ice Cream Corp.
               Gtd. Sr. Notes
               10.50%, 12/1/07                        B3            250        136,250
              HMH Properties
               Series B, Gtd.
               Sr. Secured Notes
               7.875%, 8/1/08                        Ba2            250        238,750
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Hard Rock Hotel, Inc.
               Series B, Sr. Sub. Notes
               9.25%, 4/1/05                        Caa2   $        900   $    828,000
              Hollywood Park, Inc.
               Series B, Sr. Sub. Notes
               9.50%, 8/1/07                          B2            200        198,500
              Horseshoe Gaming
               Holdings:
               Series B, Sr. Sub. Notes
               9.375%, 6/15/07                        B2            300        310,500
               Gtd.
               8.625%, 5/15/09                        B2            250        249,375
              Isle of Capri Casinos, Inc.
               Gtd.
               8.75%, 4/15/09                         B2            250        227,500
         (5)  Jazz Casino Co., LLC
               Sr. Sub. Notes
               5.987%, 11/15/09                      N/R            159         23,078
              MGM Grand, Inc.
               Sr. Sub. Notes
               9.75%, 6/1/07                         Ba2            200        213,500
              Majestic Star
               Casino, LLC
               Series B, Gtd.
               10.875%, 7/1/06                        B2            250        208,750
              Mandalay Resort Group
               Sr. Sub. Notes
               9.25%, 12/1/05                        Ba3            150        151,313
              Mohegan Tribal Gaming
               Authority
               Sr. Notes
               8.125%, 1/1/06                        Ba2            200        203,500
         (3)  Park Place
               Entertainment Corp.
               Sr. Sub. Notes
               7.875%, 12/15/05                      Ba2            250        249,687
      (3)(4)  Penn National
               Gaming, Inc.
               Sr. Sub. Notes
               11.125%, 3/1/08                        B3            250        250,625
              Prime Hospitality Corp.
               Secured First Mortgage
               Notes
               9.25%, 1/15/06                        Ba2            250        256,250
              Romacorp, Inc.
               Sr. Notes
               12.00%, 7/1/06                         B3            250        156,563
              Station Casinos, Inc.
               Sr. Sub. Notes
               9.75%, 4/15/07                         B1            715        736,450
              Windsor Woodmont
               Black Hawk
               Series B, First Mortgage
               13.00%, 3/15/05                       N/R            200        186,000
                                                                          ------------
                    GROUP TOTAL                                              6,614,091
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (3.4%)
         (2)  Advance Holdings Corp.
               Series B, Debentures
               0.00%, 4/15/09                       Caa1            350        203,000
              Advance Stores Co.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/08                        B3            250        233,750

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (3)  Buhrmann US, Inc.
               Gtd.
               12.25%, 11/1/09                        B2   $        250   $    267,500
              Dairy Mart Convenience
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                        B3            251        156,875
              Finlay Fine Jewelry Corp.
               Gtd. Sr. Notes
               8.375%, 5/1/08                        Ba3            500        467,500
         (1)  Flooring America, Inc.
               Series B, Gtd.
               9.25%, 10/15/07                         C            185          2,774
              Kmart Corp.
               Debentures
               7.75%, 10/1/12                       Baa3            200        163,843
              Levi Strauss & Co.
               Notes
               7.00%, 11/1/06                        Ba3            250        218,750
         (2)  Mrs. Fields Holding Co.
               Sr. Discount Notes
               0.00%, 12/1/05                       Caa2            500        232,500
              Mrs. Fields Original
               Cookies, Inc.
               Series B, Gtd.
               10.125%, 12/1/04                       B2            650        555,750
              Pantry, Inc.
               Sr. Sub. Notes
               10.25%, 10/15/07                       B3            200        197,500
              Samsonite Corp.
               Sr. Sub. Notes
               10.75%, 6/15/08                      Caa1            250        203,125
                                                                          ------------
                    GROUP TOTAL                                              2,902,867
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (14.6%)
              AMSC Acquisition
               Co., Inc.
               Series B, Gtd. Sr. Notes
               12.25%, 4/1/08                        N/R            150         60,750
         (2)  Alamosa PCS
               Holdings, Inc.
               Gtd.
               0.00%, 2/15/10                       Caa1            200        103,000
      (3)(4)  Asia Global Crossing, Ltd.
               Sr. Notes
               13.375%, 10/15/10                      B2            250        248,125
              Carrier1 International S.A.
               Sr. Notes
               13.25%, 2/15/09                        B3            300        198,000
      (3)(4)  Colo.Com
               Sr. Notes
               13.875%, 3/15/10                      N/R            200         35,000
              Concentric Network
               Corp.
               Sr. Notes
               12.75%, 12/15/07                      N/R            250        176,250
         (2)  DTI Holdings, Inc.
               Units
               0.00%, 3/1/08                         N/R            150         60,000
              Dobson/Sygnet
               Communications, Co.
               Sr. Notes
               12.25%, 12/15/08                       B3            750        778,125
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Dolphin Telecom plc:
         (2)   Sr. Discount Notes
               0.00%, 11/1/05                        Caa   $        100   $     11,500
               Series B, Yankee
               Sr. Discount Notes
               14.00%, 5/15/09                       Caa            300         22,500
         (2)  e. spire
               Communications, Inc.
               Sr. Discount Notes
               0.00%, 11/1/05                        N/R            750        153,750
              Equinix, Inc.
               Sr. Notes
               13.00%, 12/1/07                       N/R            200        141,000
              Exodus
               Communications, Inc.
               Sr. Notes
               11.25%, 7/1/08                         B3            150        120,750
         (2)  Focal Communications
               Corp.
               Sr. Discount Notes
               0.00%, 2/15/08                         B3            400        194,000
         (2)  GST USA, Inc.
               Gtd.
               Sr. Discount Notes
               0.00%, 12/15/05                       N/R            600        225,000
              GT Group Telecom, Inc.
               Sr. Discount Notes
               13.25%, 2/1/10                       Caa1            100         38,500
              Global Crossing
               Holding, Ltd.:
      (3)(4)   Sr. Notes
               8.70%, 8/1/07                         Ba2            250        230,000
               Gtd. Sr. Notes
               9.625%, 5/15/08                       Ba2            750        710,625
              Globalstar L.P./Globalstar
               Capital Corp.
               Sr. Notes
               10.75%, 11/1/04                      Caa1            200         15,000
              ICG Holdings, Inc.:
               Gtd. Sr. Discount Notes
               13.50%, 9/15/05                        Ca            350         22,750
         (2)   0.00%, 5/1/06                          Ca            255         16,575
         (2)   0.00%, 3/15/07                         Ca            750         63,750
         (2)  ICG Services, Inc.
               Gtd. Sr. Discount Notes
               0.00%, 5/1/08                          Ca            250         15,000
      (3)(4)  Insight Midwest/Insight
               Capital
               Sr. Notes
               9.75%, 10/1/09                         B1            250        261,250
      (3)(5)  Interact Operating Co.
               Notes
               14.00%, 8/1/03                        N/R            245             25
              Intermedia
               Communications, Inc.:
               Series B, Sr. Discount Notes
         (2)   0.00%, 7/15/07                         B2            300        262,500
               Sr. Notes
               8.875%, 11/1/07                        B2            150        147,750
              Level 3 Communications, Inc.:
               Sr. Notes
               9.125%, 5/1/08                         B3            275        196,625
               Sr. Discount Notes
         (2)   0.00%, 12/1/08                         B3            300        145,500

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              McLeod USA, Inc.:
               Sr. Discount Notes
         (2)   0.00%, 3/1/07                          B1   $        100   $     82,250
               11.50%, 5/1/09                         B1            150        147,000
               Sr. Notes
               9.25%, 7/15/07                         B1            200        180,000
              Metromedia Fiber
               Network, Inc.
               Series B, Sr. Notes
               10.00%, 11/15/08                       B2            250        208,750
              Metromedia International
               Group, Inc.
               Series B, Sr. Discount Notes
               10.50%, 9/30/07                       N/R            916        412,371
         (2)  MetroNet
               Communications Corp.:
               Sr. Discount Notes
               0.00%, 11/1/07                       Baa3            350        314,660
               0.00%, 6/15/08                       Baa3            750        624,298
              Microcell
               Telecommunications, Inc.
               Series B,
               Yankee Sr. Discount Notes
               14.00%, 6/1/06                         B3            300        303,000
         (2)  Millicom
               International Cellular
               Yankee Sr. Sub.
               Discount Notes
               0.00%, 6/1/06                        Caa1            300        268,500
              NEXTLINK
               Communications, Inc.:
               Sr. Notes
               12.50%, 4/15/06                        B2            100         73,000
               10.75%, 11/15/08                       B2            250        148,750
      (3)(4)   10.50%, 12/1/09                        B2            250        153,750
         (5)  Next Generation Network, Inc.
               Series C, Secured
               14.00%, 2/1/03                        N/R             32         14,720
         (2)  Nextel
               Communications, Inc.
               Sr. Discount Notes
               0.00%, 2/15/08                         B1          1,500      1,023,750
         (2)  Nextel Partners, Inc.
               Sr. Discount Notes
               0.00%, 2/1/09                          B3            200        124,500
              Orion Network
               Systems, Inc.
               Gtd. Sr. Notes
               11.25%, 1/15/07                        B2            250         92,500
              PSINet, Inc.
               Series B, Sr. Notes
               10.00%, 2/15/05                      Caa1            250         21,250
              Pagemart Nationwide, Inc.
               Sr. Discount Notes
               15.00%, 2/1/05                         B3            750        191,250
         (3)  Pegasus Communications
               Corp.
               Series B, Sr. Notes
               12.50%, 8/1/07                         B3            250        255,000
         (2)  RCN Corp.:
               Sr. Discount Notes
               0.00%, 10/15/07                        B3            150         39,750
               Series B,
               0.00%, 2/15/08                         B3            300         67,500
                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (2)  Rhythms Netconnections, Inc.
               Series B,
               Sr. Discount Notes
               0.00%, 5/15/08                       Caa1   $        250   $      7,500
              Sprint Spectrum L.P./Sprint
               Spectrum Finance Corp.
               Sr. Notes
               11.00%, 8/15/06                      Baa2            950      1,011,679
              Star Choice
               Communications, Inc.
               Yankee Sr. Notes
               13.00%, 12/15/05                       B3            200        218,000
              Startec Global
               Communications Corp.
               Units
               12.00%, 5/15/08                       N/R            350        159,688
              T/SF Communications
               Corp.
               Series B,
               Gtd. Sr. Sub. Notes
               10.375%, 11/1/07                       B3            200        179,000
              Teligent, Inc.
               Sr. Notes
               11.50%, 12/1/07                      Caa1            300         10,500
         (2)  Triton PCS, Inc.
               Gtd.
               0.00%, 5/1/08                          B3            300        233,250
         (2)  US Unwired, Inc.
               Series B, Gtd.
               0.00%, 11/1/09                       Caa1            400        204,000
         (3)  Viatel, Inc.
               Sr. Notes
               11.50%, 3/15/09                        B3            343         56,595
         (3)  VoiceStream Wireless
               Sr. Notes
               10.375%, 11/15/09                      B2            100        110,000
         (2)  WebLink Wireless, Inc.
               Sr. Discount Notes
               0.00%, 2/1/08                         Caa            300         16,500
              Western Wireless Corp.
               Sr. Sub. Notes
               10.50%, 2/1/07                         B1            250        258,125
              Williams Communications
               Group, Inc.
               Sr. Notes
               10.875%, 10/1/09                       B2            250        183,750
              Winstar
               Communications, Inc.
               Sr. Notes
               12.75%, 4/15/10                        B3            250         66,250
         (3)  Worldwide Fiber, Inc.
               Sr. Notes
               12.00%, 8/1/09                         B3            150         56,250
         (2)  XO Communications, Inc.
               Sr. Discount Notes
               0.00%, 4/15/08                         B2            700        283,500
                                                                          ------------
                    GROUP TOTAL                                             12,454,736
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.0%)
              Galey & Lord, Inc.
               Gtd.
               9.125%, 3/1/08                         Ca            250        161,250

                                                               Face
                                                Moody's       Amount
                                                Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Simmons Co.
               Series B,
               Sr. Sub. Notes
               10.25%, 3/15/09                        B3   $        250   $    250,000
              Tropical Sportswear
               International Corp.
               Series A, Gtd.
               11.00%, 6/15/08                        B3            250        238,750
              Westpoint Stevens, Inc.
               Sr. Notes
               7.875%, 6/15/05                        B1            250        207,500
                                                                          ------------
                    GROUP TOTAL                                                857,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.3%)
              AirTran Airlines, Inc.
               Yankee Sr. Notes
               10.50%, 4/15/01                        B2            500        501,875
              Allied Holdings
               Series B, Gtd.
               8.625%, 10/1/07                        B1            250        151,250
              Cenargo
               International plc
               First Priority Ship
               Mortgage Notes
               9.75%, 6/15/08                        Ba3            100         87,250
              First Wave Marine, Inc.
               Gtd. Sr. Notes
               11.00%, 2/1/08                       Caa1            100          8,750
      (1)(8)  Golden Ocean
               Group, Ltd.
               Gtd. Sr. Notes
               10.00%, 8/31/01                       N/R            263         56,376
              Sea Containers, Ltd.
               Yankee Sr. Notes
               10.75%, 10/15/06                      Ba3            200        155,000
              Ultrapetrol (Bahamas) Ltd.
               First Mortgage Notes
               10.50%, 4/1/08                         B1            150        120,750
              Vectura Group, Inc.
               Series B, Gtd.
               10.25%, 6/30/08                        B1            100         60,500
                                                                          ------------
                    GROUP TOTAL                                              1,141,751
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.2%)
              Allied Waste
               North America, Inc.
               Series B, Gtd.
               7.875% 1/1/09                         Ba3            150        145,875
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $77,538,309)                                                        63,259,460
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT SECURITIES (1.0%)
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (1.0%)
               7.25%, 5/15/04
  (Cost $777,855)                                    Aaa            760        821,367
                                                                          ------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                                  Shares/
                                                   Units        Value
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.0%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.4%)
   (3)(6)  Spanish Broadcasting
            System, Inc.
            Class B                                 35,700   $   232,050
      (6)  UnitedGlobalCom, Inc.
            Class A                                  5,442        71,426
                                                             -----------
                 GROUP TOTAL                                     303,476
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (6)  OpTel, Inc.                                 500             5
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (6)  Crown Packaging
            Holdings, Ltd.                         100,848         1,008
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (6)(8)  Westfed Holdings, Inc.
            Class B (acquired 9/20/88,
            cost $127)                               4,223             0
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.0%)
      (6)  Aurora Foods, Inc.                        4,428        30,553
      (6)  Specialty Foods Corp.                    22,500           225
                                                             -----------
                 GROUP TOTAL                                      30,778
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (6)  Sheffield Steel Corp.                     2,500            25
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
   (3)(6)  Mail-Well, Inc.                          10,652        51,876
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
   (3)(6)  Motels of America, Inc.                     250         1,000
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.2%)
      (6)  Pathmark Stores, Inc.                    10,837       186,396
      (6)  Safelite Glass Corp.
            Class B                                  3,226           161
      (6)  Safelite Realty Corp.                       218             2
                                                             -----------
                 GROUP TOTAL                                     186,559
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.3%)
      (6)  CompleTel Europe N.V.                    12,500        34,375
      (6)  Intermedia
            Communications, Inc.                     4,999        86,858
      (6)  Loral Space &
            Communications Co.                         151           331
      (6)  Price
            Communications Corp.                     7,346       126,425
                                                             -----------
                 GROUP TOTAL                                     247,989
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $379,070)                                                822,716
                                                             -----------
------------------------------------------------------------------------
------------------------------------------------------------------------

                                                  Shares/
                                                   Units        Value
------------------------------------------------------------------------
------------------------------------------------------------------------
PREFERRED STOCKS (1.8%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.1%)
   (5)(6)  Source Media, Inc.                        5,963   $    32,797
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.3%)
           Adelphia
            Communications Corp.
            13% Cum. Exchangeable,
            Series B                                 2,500       250,625
      (5)  NTL, Inc.
            13% Exchangeable,
            Series B                                     1           750
                                                             -----------
                 GROUP TOTAL                                     251,375
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(6)(7)(8)  Westfed Holdings, Inc.
            Class A (acquired
            9/20/88-6/18/93, cost
            $1,203,480)                             14,246        14,246
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
   (4)(5)  Earthwatch, Inc.
            8.50% Conv. Preferred                   13,839         3,460
      (6)  Interact
            Electronic Marketing
            14% Conv. Preferred                        400        24,000
           Primedia, Inc.
            10% Cum. Exchangeable,
            Series D                                 3,500       321,125
                                                             -----------
                 GROUP TOTAL                                     348,585
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
      (5)  AmeriKing, Inc.
            13%, Cum. Exchangeable                   8,327        10,409
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.0%)
      (5)  Intermedia
            Communications, Inc.
            7% Jr. Convertible,
            Series E                                15,000       309,375
           Nextel
            Communications, Inc.
            13% Exchangeable,
            Series D                                   383       322,678
      (5)  XO Communications, Inc.
            14%                                     10,400       241,800
                                                             -----------
                 GROUP TOTAL                                     873,853
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $3,336,661)                                            1,531,265
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
------------------------------------------------------------------------
------------------------------------------------------------------------
      (6)  Terex Corp.
            expiring 5/15/02
  (Cost $0)                                          2,000        28,000
                                                             -----------
------------------------------------------------------------------------
------------------------------------------------------------------------
                                                  Shares/
                                                   Units        Value
------------------------------------------------------------------------
------------------------------------------------------------------------

WARRANTS (0.3%)
------------------------------------------------------------------------
------------------------------------------------------------------------
      (6)  Aavid Thermal
            Technologies, Inc.
            expiring 2/1/07                            150   $     1,500
   (3)(6)  Ampex Corp.
            expiring 3/15/03                         8,500            85
      (6)  Australis Holdings Pty.
            Ltd.
            expiring 10/30/01                          250             3
      (6)  Australis Media Ltd.
            expiring 5/15/03                           225             2
   (3)(6)  Carrier1 International S.A.
            expiring 2/19/09                           300         9,000
   (3)(6)  Colo.Com
            expiring 3/15/10                           200            20
      (6)  Crown Packaging
            Holdings, Ltd.
            expiring 11/1/03                         1,000            10
      (6)  DIVA Systems Corp.:
      (3)   expiring 5/15/06                           900       175,500
            expiring 3/1/08                          2,430         7,290
      (6)  Dairy Mart Convenience
            Stores, Inc.
            expiring 12/1/01                         4,172         1,460
      (6)  Dayton Superior Corp.
            expiring 6/15/09                           250         5,000
      (6)  Equinix, Inc.
            expiring 12/1/07                           200        12,000
   (3)(6)  GT Group Telecom, Inc.
            expiring 2/21/10                           100         3,700
   (6)(8)  Golden Ocean
            Group, Ltd.
            expiring 8/31/01                           342             0
      (6)  HF Holdings, Inc.
            expiring 9/27/09                         1,578            16
   (3)(6)  InterAct Systems, Inc.
            expiring 8/1/03                            400             0
      (6)  Interact
            Electronic Marketing
            expiring 12/31/09                          400             4
      (6)  Isle of Capri
            Casinos, Inc.
            expiring 5/3/01                            882            18
      (6)  Key Energy Services, Inc.
            expiring 1/15/09                           250        15,000
      (6)  McCaw International Ltd.
            expiring 4/15/07                           750         7,500
      (6)  Mentus Media Corp.
            expiring 2/1/08                            974            10
      (6)  Mrs. Fields Holding Co.
            expiring 12/1/05                           500         5,000
   (6)(8)  Petersburg Long
            Distance, Inc.
            expiring 6/1/06                            560         5,600
   (3)(6)  Pliant Corp.
            expiring 6/1/10                            300         2,438
      (6)  Safelite Glass Corp.:
            Class A
            expiring 9/29/06                         7,905            79
            Class B
            expiring 9/29/07                         5,270            53
      (6)  Source Media, Inc.
            expiring 11/1/07                         2,235           698
      (6)  Star Choice
            Communications, Inc.
            expiring 12/5/05                         4,632        33,043

                                                  Shares/
                                                   Units        Value
------------------------------------------------------------------------
------------------------------------------------------------------------
      (6)  Startec Global
            Communications Corp.
            expiring 5/15/08                           350   $       228
      (6)  USN Communications, Inc.
            expiring 8/15/04                         3,050             3
      (6)  Waste Systems
            International, Inc.
            expiring 3/2/04                          5,250            53
      (6)  Windsor Woodmont
            Black Hawk
            expiring 3/15/10                           200         1,000
      (6)  Wright Medical Technology
            expiring 6/30/03                           206             0
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $358,301)                                                286,313
                                                             -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $82,390,196)                                          66,749,121
                                                             -----------
------------------------------------------------------------------------
------------------------------------------------------------------------

                                                    Face
                                       Moody's     Amount
                                       Ratings      (000)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
FOREIGN SECURITIES (23.0%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (3.0%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (1.2%)
   (3)(4)  CIA Internacional
            Telecommunicacoes
            Sr. Notes
            10.375%, 8/1/04              N/R     ARP    235        188,588
      (2)  CTI Holdings S.A.
            Yankee Sr. Notes
            0.00%, 4/15/08                B1     USD   $650        242,125
   (3)(4)  Hidroelectrica
            Piedra del Aguila S.A.:
            Collateral Trust
            8.25%, 6/30/09               N/R     USD    713        422,605
            8.00%, 12/31/09              N/R     USD    262        168,386
                                                               -----------
                 GROUP TOTAL                                     1,021,704
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.9%)
      (2)  CompleTel Europe N.V.
            Yankee Gtd.
            0.00%, 2/15/09              Caa1     USD    250        110,000
           Hermes Europe
            Railtel B.V.
            Yankee Sr. Notes
            10.375%, 1/15/09            Caa1     USD    300         91,500
           KPNQwest N.V.
            Sr. Notes
            8.125%, 6/1/04               Ba1     USD    150        131,250
           Netia Holdings B.V.
            Series B, Gtd.
            10.25%, 11/1/07               B2     USD    345        239,775
                                                    Face
                                       Moody's     Amount
                                       Ratings      (000)         Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      (3)  United Pan-Europe
            Communications N.V.
            Sr. Notes
            10.875%, 8/1/09               B2     USD $ 300     $   202,500
                                                               -----------
                 GROUP TOTAL                                       775,025
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
POLAND (0.3%)
      (3)  PTC International
            Finance II SA
            Yankee Gtd.
            11.25%, 12/1/09               B2     USD    250        258,750
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
SOUTH KOREA (0.6%)
   (3)(4)  Cho Hung Bank Co., Ltd.
            Sub. Notes
            11.50%, 4/1/10               Ba3     USD    380        377,148
   (3)(4)  Korea Exchange Bank
            Bonds
            13.75%, 6/30/10              Ba3     USD    120        121,014
                                                               -----------
                 GROUP TOTAL                                       498,162
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,005,725)                                              2,553,641
                                                               -----------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (20.0%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (4.3%)
      (9)  Bocon PRO1 Bonds
            2.67%, 4/1/07                Ba3     USD  2,471      1,375,610
           Republic of Argentina:
            Debentures
            7.625%, 3/31/05               B1     USD    302        254,848
            Series BGL5
            11.375%, 1/30/17             Ba3     USD    820        684,700
            Global Bonds
            12.375%, 2/21/12              B1     USD    180        156,678
            Unsubordinated
            11.75% 4/07/09                B1     USD    790        676,438
            9.75%, 9/19/27               Ba3     USD    760        562,400
                                                               -----------
                 GROUP TOTAL                                     3,710,674
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (6.8%)
           Federal Republic of
            Brazil:
            Capitalization Bonds
            8.00%, 4/15/14                B2     USD    135        104,046
            Series EI-L
            Debentures
            10.125%, 5/15/27              B2     USD    910        695,695
            Bearer Bonds
            11.00%, 8/17/40               B2     USD  6,411      4,984,553
                                                               -----------
                 GROUP TOTAL                                     5,784,294
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------

                                                    Face
                                       Moody's     Amount
                                       Ratings      (000)         Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------
BULGARIA (1.9%)
      (9)  Republic of Bulgaria:
            Notes
            2.50%, 7/28/12                B2     USD $1,585    $ 1,202,619
            Front Loaded Interest
            Reduction Bonds
            Series A,
            5.875%, 7/28/24               B2     USD    475        357,153
            Debentures
            Series PDI,
            6.50% 7/28/11                 B2     USD    105         79,406
                                                               -----------
                 GROUP TOTAL                                     1,639,178
                                                               -----------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
PERU (0.3%)
           Republic of Peru
            Collateralized
            5.8125%, 3/7/27              N/R     USD    410        282,900
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
PHILIPPINES (1.4%)
           Republic of Philippines:
            Series B, Gtd.
            7.50%, 6/1/08                Ba1     USD    242        217,500
            Notes
            10.625%, 3/16/25             Ba1     USD  1,110        971,250
                                                               -----------
                 GROUP TOTAL                                     1,188,750
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA (4.3%)
           Ministry Finance of Russia
            Debentures
            3.00%, 5/14/06               N/R     USD  3,300      1,727,669
           Russia Federation:
            Registered Series
            10.00%, 6/26/07               B3     USD    420        331,373
            11.00%, 7/24/18               B3     USD    570        425,021
            Registered Bonds
            12.75%, 6/24/28               B3     USD    375        330,544
   (3)(4)   Unsubordinated
            8.25%, 3/31/10                B3     USD  1,047        706,518
            11.00%, 7/24/18               B3     USD     30         22,425
            12.75%, 6/24/28               B3     USD     50         43,813
            2.25%, 3/31/30                B3     USD     99         39,994
                                                               -----------
                 GROUP TOTAL                                     3,627,357
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
                                                    Face
                                       Moody's     Amount
                                       Ratings      (000)         Value
--------------------------------------------------------------------------
--------------------------------------------------------------------------
TURKEY (1.0%)
           Republic of Turkey:
            Global Bonds
            11.75%, 6/15/10               B1     USD   $160    $   126,000
            Sr. Unsub. Notes
            11.875%, 1/15/30              B1     USD    930        709,125
                                                               -----------
                 GROUP TOTAL                                       835,125
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $16,945,667)                                            17,068,278
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $19,951,392)                                            19,621,919
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (1.3%)
  (Cost $1,166,000)                                              1,166,000
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (102.5%)
  (Cost $103,507,588)                                           87,537,040
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
LIABILITIES IN EXCESS OF OTHER
ASSETS (-2.5%)
                                                                (2,158,325)
                                                               -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 11,976,699 issued and outstanding
            $.001 par value shares (authorized 100,000,000
            shares).                                           $85,378,715
                                                               ===========
--------------------------------------------------------------------------
------------------------------
N/R--Not Rated
ARP--Argentine Peso
 (1)  Defaulted Security.
 (2)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Private Placement.
 (5)  Payment in kind bond. Market value includes accrued interest.
 (6)  Non-income producing security.
 (7)  Restricted as to private and public resale. Total cost of restricted securities at March 31, 2001 aggregated $1,203,607. Total market value of restricted securities owned at March 31, 2001 was $14,246 or 0.02% of Net Assets.
 (8)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of
      Directors.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at
      March 31, 2001.

PRIVACY POLICY NOTICE (AS OF MAY 4, 2001)

---------

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

    In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

    We may collect nonpublic information about you from the following sources:

    - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

    - Information about your transactions with us, our affiliates, or others.

    We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

    We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

    NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE WARBURG PINCUS FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU.

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DESCRIPTION OF INVESTLINK-SM- PROGRAM

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The InvestLink-SM- Program is sponsored and administered by Fleet National Bank, not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). Fleet National Bank, will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

    Fleet National Bank, as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

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Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(800) 523-8506. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: Fleet National Bank, InvestLink Program, P.O. Box 43010, Providence, RI 02940-3010.

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        4947-QR-01